Major restructuring costs	12 Months Ended
Dec. 31, 2017
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Major restructuring costs

10. Major restructuring costs

Major restructuring costs charged in arriving at operating profit include restructuring costs arising under the Major Change programme initiated in 2013, under the Pharmaceuticals Restructuring Programme announced in October 2014, following the Novartis transaction completed in 2015 and the CEO Strategic Initiatives Programme announced in July 2017.

The total restructuring costs of £1,056 million in 2017 were incurred in the following areas:

•	Restructuring of the R&D organisation, predominantly in the United Kingdom and North America.

•	Projects to simplify or eliminate processes leading to staff reductions in support functions.

•	Restructuring of the Pharmaceuticals commercial operating model and supply chain leading to staff reductions in sales force and administration.

•	Transformation of the manufacturing and Vaccines businesses to deliver a step change in quality, cost and productivity.

The costs charged to operating profit under these programmes were as follows:

	2017 £m	2016 £m	2015 £m
Increase in provision for major restructuring programmes (see Note 29)	259	163	718
Amount of provision reversed unused (see Note 29)	(43)	(140)	(44)
Impairment losses recognised	278	158	419
Other non-cash charges	247	108	51
Other cash costs	315	681	747

	1,056	970	1,891

Provision reversals of £43 million (2016 – £140 million; 2015 – £44 million) reflected the release of legacy support function and Novartis integration provisions. Asset impairments of £278 million (2016 – £158 million; 2015 – £419 million) and other non-cash charges totalling £247 million (2016 – £108 million; 2015 – £51 million) are non-cash items, principally fixed asset write downs across support functions, manufacturing and research facilities and accelerated depreciation where asset lives in R&D and manufacturing have been shortened as a result of the major restructuring programme. All other charges have been or will be settled in cash and include the termination of leases, site closure costs, consultancy and project management fees.